Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT3-1223
1.9904939.101
Municipal Bonds - 86.0%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	101,180
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	110,000	109,257
Southeast Energy Auth. Rev. Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	100,000	101,483
TOTAL ALABAMA		311,920
Arizona - 3.8%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	92,811	80,766
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 4.1%, tender 6/15/28 (b)(c)	120,000	116,690
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	199,045
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	169,004
TOTAL ARIZONA		565,505
California - 8.2%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	32,670
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	96,151	83,213
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	25,338
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	26,473
Series 2018:
5% 10/1/25	15,000	15,112
5% 10/1/35	5,000	5,014
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	120,000	113,687
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,032
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,378
Series 2020 A, 5% 7/1/40	400,000	418,101
Series 2020 B, 4% 7/1/29	55,000	56,524
Poway Unified School District Series B, 0% 8/1/39	100,000	45,824
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	3,164
Series 2010 C, 0% 7/1/44	100,000	33,596
San Mateo County Joint Powers Fing. Auth. Series 2021 A1, 3% 6/15/46	25,000	17,515
Sanger Unified School District Series 2018 C, 3% 8/1/48	200,000	133,770
Santa Clara County Fing. Auth. Lease Rev. Series 2019 A, 3% 5/1/37	200,000	161,602
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	10,393
TOTAL CALIFORNIA		1,212,406
Colorado - 1.5%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	9,108
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	15,001
Series 2019 A2:
5% 8/1/33	125,000	127,409
5% 8/1/39	10,000	9,754
Series 2021 A, 3% 11/15/51	100,000	64,490
TOTAL COLORADO		225,762
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	31,629
Series 2021 B, 4% 6/1/34	10,000	9,850
Series 2021 D, 5% 7/15/28	75,000	79,174
Connecticut Health & Edl. Facilities Auth. Rev. Series 2022 M, 4% 7/1/52	50,000	38,601
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	25,911
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	124,607
Series A, 5% 5/1/29	15,000	15,960
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	25,686
TOTAL CONNECTICUT		351,418
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,162
Florida - 4.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,437
Series 2020 A, 5% 7/1/33	30,000	31,654
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	194,884
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	50,000	32,653
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	26,134
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,161
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/30	40,000	40,919
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	57,523
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	148,224
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	134,149
TOTAL FLORIDA		711,738
Georgia - 4.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 4, 3.8%, tender 5/21/26 (b)	300,000	290,847
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	175,000	117,547
Series 2019, 5% 6/15/44	15,000	15,116
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017, 4% 8/1/43	65,000	51,723
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	96,212
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	102,510
TOTAL GEORGIA		673,955
Illinois - 7.3%
Illinois Fin. Auth. Series 2022 A:
5% 10/1/35	150,000	144,823
5% 8/15/47	70,000	67,255
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	15,442
5% 10/1/38	300,000	292,571
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	72,811
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	29,890
Series 2015 A, 5% 10/1/35	5,000	5,059
Series 2016 C, 4% 2/15/41	70,000	61,667
Series 2016, 3.125% 5/15/37	60,000	47,243
Illinois Gen. Oblig.:
Series 2017 C, 5% 11/1/29	125,000	127,531
Series 2021 A, 5% 3/1/46	50,000	46,933
Series 2023 D, 4% 7/1/37	200,000	177,507
TOTAL ILLINOIS		1,088,732
Indiana - 0.3%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,501
Series A, 5% 7/1/28	25,000	25,838
TOTAL INDIANA		41,339
Iowa - 1.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2023 B, 5% 12/1/33 (c)	155,000	151,937
Kentucky - 0.7%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	20,000	14,025
4% 2/1/33	50,000	46,287
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	18,279
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	20,659
TOTAL KENTUCKY		99,250
Maine - 2.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	30,727
5% 7/1/29	10,000	10,199
Series 2018 A, 5% 7/1/30	250,000	254,784
TOTAL MAINE		295,710
Maryland - 0.5%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	25,720
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,119
Series 2020, 5% 10/1/33	10,000	10,761
Series 2021 A, 2% 10/1/34	10,000	7,525
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	15,744
TOTAL MARYLAND		69,869
Massachusetts - 12.1%
Arlington Gen. Oblig. Series 2021, 2% 9/15/35	100,000	73,205
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	17,381
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	48,237
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	211,955
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,504
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	265,000	210,417
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,212
Series 2015 O1, 4% 7/1/45	50,000	42,443
Series 2016 I, 4% 7/1/36	75,000	64,820
Series 2018 L, 5% 10/1/33	35,000	34,945
Series 2020 A:
5% 10/15/29	30,000	32,425
5% 10/15/30	25,000	27,312
Series 2021 G, 4% 7/1/46	75,000	60,178
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,361
Series 2017 D, 5% 7/1/27	25,000	26,203
Series 2020 D, 5% 7/1/48	10,000	10,084
Series D, 5% 7/1/45	340,000	344,869
Series E, 5% 11/1/45	375,000	380,622
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,332
5% 8/15/45	100,000	101,396
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	54,188
TOTAL MASSACHUSETTS		1,798,089
Michigan - 4.4%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	15,568
Series 2018, 5% 1/1/29	30,000	31,544
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	420,478
Michigan Fin. Auth. Rev.:
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	50,000	38,805
Series 2016:
5% 11/15/26	20,000	20,383
5% 11/15/30	30,000	30,283
5% 11/15/34	15,000	15,122
Series 2019 A, 3% 12/1/49	40,000	26,438
Series 2022, 5% 12/1/32	25,000	24,445
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	9,651
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	15,473
TOTAL MICHIGAN		648,190
Minnesota - 0.4%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	10,694
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	13,950
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	40,000	34,053
TOTAL MINNESOTA		58,697
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,187
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	130,799
TOTAL NEBRASKA		179,986
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/31 (c)	50,000	52,073
New Jersey - 2.9%
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	15,000	12,934
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	103,002
Series 2021 A, 5% 6/15/33	95,000	99,463
Series 2022 A, 4% 6/15/39	50,000	45,039
Series 2022 BB, 5% 6/15/31	130,000	137,089
Series A, 0% 12/15/31	50,000	34,322
TOTAL NEW JERSEY		431,849
New York - 8.4%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,343
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	60,005
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/35	10,000	10,568
5% 9/1/38	170,000	174,559
Series 2021 A1, 4% 9/1/37	75,000	68,399
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2017 D, 4% 7/1/43	45,000	38,795
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	7,290
Series 2022 A, 5% 7/1/34	200,000	205,759
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	20,472
5% 11/15/29	50,000	50,944
5% 11/15/31	135,000	137,250
Series 2019 C, 5% 11/15/39	70,000	69,124
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	15,414
Series 2021 E, 3% 3/15/50	100,000	66,243
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	28,863
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	87,906
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	90,345
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	101,266
TOTAL NEW YORK		1,243,545
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,161
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	105,760
TOTAL NORTH CAROLINA		131,921
Ohio - 0.8%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,336
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	40,585
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	20,864
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	25,879
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	15,478
TOTAL OHIO		113,142
Oklahoma - 0.1%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	15,984
Oregon - 2.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	15,035
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	140,000	144,845
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	350,000	226,083
TOTAL OREGON		385,963
Pennsylvania - 0.6%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	45,614
5% 7/15/28	30,000	30,490
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,237
TOTAL PENNSYLVANIA		86,341
South Carolina - 0.3%
Greenwood Fifty School Facilities Installment (Greenwood School District No. 50, South Carolina Proect) Series 2016, 3% 12/1/30	45,000	40,944
Tennessee - 0.7%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	25,231
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	95,000	85,118
TOTAL TENNESSEE		110,349
Texas - 1.9%
Joya Independent School District Series 2013, 3% 2/15/36	10,000	8,185
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	20,518
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,225
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 3% 11/15/32	135,000	114,799
North Texas Tollway Auth. Rev. Series 2021 B, 3% 1/1/46	25,000	17,067
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	15,615
Series 2020 A, 5% 5/15/27	10,000	10,375
Univ. of Houston Univ. Revs. Series 2021 A, 2% 2/15/33	35,000	26,945
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	50,320
TOTAL TEXAS		279,049
Utah - 0.2%
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	40,000	27,586
Virginia - 1.7%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.):
Series 2017 E, 5% 2/1/31	10,000	10,436
Series 2021 A, 3% 2/1/39	20,000	15,313
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	62,605
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	20,858
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,165
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	143,305
TOTAL VIRGINIA		257,682
Washington - 4.6%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	106,592
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	120,000	111,936
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	52,341
Series 2018 C, 5% 8/1/30	30,000	31,213
Series 2020 A, 5% 8/1/27	60,000	62,810
Series 2020 C, 5% 2/1/37	10,000	10,460
Series 2021 A, 5% 8/1/43	85,000	86,924
Series 2022 A, 5% 8/1/42	40,000	41,092
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	24,862
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	40,279
Series 2017 A, 4% 7/1/37	130,000	108,400
TOTAL WASHINGTON		676,909
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3.25% 6/1/39	100,000	74,008
Wisconsin - 2.2%
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	60,000	51,618
Series 2016 A, 3.5% 2/15/46	330,000	217,639
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021, 5% 8/15/35	50,000	50,527
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26 (Escrowed to Maturity)	15,000	15,453
TOTAL WISCONSIN		335,237
TOTAL MUNICIPAL BONDS (Cost $13,554,555)		12,757,247

Municipal Notes - 3.4%
	Principal Amount (a)	Value ($)
Louisiana - 3.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 4.13% 11/1/23, VRDN (b) (Cost $500,000)	500,000	500,000

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.14% (d)(e) (Cost $647,998)	647,870	647,997

TOTAL INVESTMENT IN SECURITIES - 93.8% (Cost $14,702,553)	13,905,244
NET OTHER ASSETS (LIABILITIES) - 6.2%	918,051
NET ASSETS - 100.0%	14,823,295

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.14%	232,000	2,573,997	2,158,000	9,547	-	-	647,997	0.0%
Total	232,000	2,573,997	2,158,000	9,547	-	-	647,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.